Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets
Cash and cash equivalents	$ 23,352	$ 2,770
Prepaid expenses and other receivables	1,480	2,176
Total Current assets	24,832	4,946
Long-term assets
Long-term portion of other receivables		22
Investment in associate	1,673	1,735
Investments in private companies	7,409	7,409
Goodwill	43,324	43,324
In-process research and development	117,388	117,388
Other assets	36	36
Total assets	194,662	174,860
Current liabilities
Accounts payable and accrued liabilities	750	1,938
Warrant liabilities	33	1,120
Unsecured notes payable		150
Total Current Liabilities	783	3,208
Non-current liabilities
Deferred tax liability	28,445	24,050
Total non-current liabilities	28,445	24,050
Total liabilities	29,228	27,258
Shareholders’ Equity
Capital stock	158,324	130,649
Stock option reserve	16,928	7,977
Accumulated other comprehensive income	958	958
Accumulated deficit	(55,005)	(38,135)
Total equity attributed to owners of the Company	121,205	101,449
Non-controlling interest	44,229	46,153
Total equity	165,434	147,602
Total liabilities and equity	$ 194,662	$ 174,860